Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 03, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 03, 2024
Document Effective Date	Sep. 03, 2024
Prospectus Date	Sep. 03, 2024
Innovator Equity Defined Protection ETF - 1 Yr September | Innovator Equity Defined Protection ETF - 1 Yr September
Prospectus:
Trading Symbol	ZSEP